N-2	Mar. 31, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001812286
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Versus Capital Infrastructure Income Fund
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Expenses (as a percentage of net assets attributable to Shares)
Investment Management Fee(1)	1.00%
Other Expenses(2)	1.20%
Acquired Fund Fees and Expenses(3)	0.05%
Total Annual Fund Operating Expenses	2.25%

Management Fees [Percent]	1.00%
Acquired Fund Fees and Expenses [Percent]	0.05%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.20%
Total Annual Expenses [Percent]	2.25%
Expense Example [Table Text Block]

Example

The following example illustrates the hypothetical Annual Fund Operating Expenses that you would pay on a $1,000 investment in the Fund assuming a 5% return and that annual expenses attributable to Shares remain unchanged. The example assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example does not present actual expenses and should not be considered a representation of future expenses. Actual Fund expenses may be greater or less than those shown.

1 Year	3 Years	5 Years	10 Years
$24	$72	$122	$261

The purpose of the tables above is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a shareholder of the Fund. For a more complete description of the various costs and expenses of the Fund. See “Management of the Fund.”

Expense Example, Year 01	$ 24
Expense Example, Years 1 to 3	72
Expense Example, Years 1 to 5	122
Expense Example, Years 1 to 10	$ 261
Purpose of Fee Table , Note [Text Block]	The following table summarizes the expenses of the Fund and is intended to assist shareholders and potential investors in understanding the various costs and expenses that they will bear, directly or indirectly, by investing in the Fund. Each figure below relates to a percentage of the Fund’s daily NAV over the course of a year.
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year and include, without limitation, the Fund’s ongoing offering costs, certain fees and expenses of the VCRDX Subsidiary, and fees and expenses of certain service providers. Actual fees and expenses may be greater or less than those shown. The Adviser has absorbed, and will not seek reimbursement from the Fund, the organizational expenses and initial offering costs.
Management Fee not based on Net Assets, Note [Text Block]	The Investment Management Fee is paid to the Adviser at an annual rate of 1.00% of NAV, which accrues daily and is payable quarterly in arrears. The Investment Management Fee shown above is estimated for the Fund’s current fiscal year. To the extent the Fund utilizes the VCRDX Subsidiary, the Management Fee will be payable in part by the Fund and in part by the VCRDX Subsidiary. The Fund pays the Adviser at an annual rate of 1.00% of its NAV (excluding the assets attributable to the Subsidiary) and the VCRDX Subsidiary pays the Adviser at an annual rate of 1.00% of its NAV.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the Fund’s current fiscal year and include certain of the fees and expenses incurred indirectly by the Fund as a result of investment in shares of investment companies (including short-term cash sweep vehicles) and certain Private Funds. Although the Private Funds are not investment companies registered pursuant to the Investment Company Act, some of the fund structures may be 3(c)(1)/3(c)(7) Funds (which, for the avoidance of doubt, but for Section 3(c)(1) or 3(c)(7) would meet the definition of investment company under the Investment Company Act and not qualify for any other exemption) while others are Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) and 3(c)(7). AFFE includes certain of the fees and expenses, such as management fees (including performance fees, where applicable), audit, and legal expenses (“Operating Costs”), incurred indirectly by the Fund through its investments in 3(c)(1)/3(c)(7) Funds (based on information provided by the managers of such 3(c)(1)/3(c)(7) Funds), but excludes the Operating Costs incurred by the Fund through its investments in Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) or 3(c)(7), if any. The contractual management fee rates associated with the 3(c)(1)/3(c)(7) Funds are estimated to range from approximately 0.75% to 1.75% per annum of the average NAV of the Fund’s investment in each 3(c)(1)/3(c)(7) Fund. Based on historic fees and expenses received by similar Private Funds, the Fund estimates that performance fees paid to 3(c)(1)/3(c)(7) Funds’ managers or their affiliates will range from 10% to 15% of any such 3(c)(1)/3(c)(7) Fund’s realized and, in certain cases, unrealized annual returns that are in excess of a minimum annual return ranging from 5% to 6% provided to the investors of such 3(c)(1)/3(c)(7) Funds before the manager might share in any returns. Any fees that are based on the performance of 3(c)(1)/3(c)(7) Funds may fluctuate over time, and future AFFE may be substantially higher or lower. The calculation of AFFE assumes investments in 3(c)(1)/3(c)(7) Funds of approximately 10% of the Fund’s net assets. These allocations may change substantially over time and such changes may significantly affect AFFE.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the Fund’s current fiscal year and include certain of the fees and expenses incurred indirectly by the Fund as a result of investment in shares of investment companies (including short-term cash sweep vehicles) and certain Private Funds.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Interval Fund Risk

The Fund is a closed-end investment company that provides limited liquidity through quarterly repurchase offers under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust, By-Laws and the Fund’s repurchase policy. Shareholders should not expect to be able to sell their Shares in a secondary market transaction regardless of how the Fund performs. Even though the Fund will offer to repurchase Shares on a quarterly basis, there is no guarantee that shareholders will be able to sell Shares at any given time or in the quantity desired. An investment in the Fund is considered an illiquid investment and the Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment.

In general, limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for not less than 5% nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be, and in the past have been, oversubscribed. In the event of oversubscription, the Fund may repurchase, and in the past has repurchased, shares on a pro rata basis. Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Trustees, as permitted by the Investment Company Act and other laws. See “Quarterly Repurchases of Shares.”

Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interval Fund Risk

The Fund is a closed-end investment company that provides limited liquidity through quarterly repurchase offers under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust, By-Laws and the Fund’s repurchase policy. Shareholders should not expect to be able to sell their Shares in a secondary market transaction regardless of how the Fund performs. Even though the Fund will offer to repurchase Shares on a quarterly basis, there is no guarantee that shareholders will be able to sell Shares at any given time or in the quantity desired. An investment in the Fund is considered an illiquid investment and the Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment.

In general, limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for not less than 5% nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be, and in the past have been, oversubscribed. In the event of oversubscription, the Fund may repurchase, and in the past has repurchased, shares on a pro rata basis. Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Trustees, as permitted by the Investment Company Act and other laws. See “Quarterly Repurchases of Shares.”